Related-Parties Transactions	12 Months Ended
May 31, 2025
Related Party Transactions [Abstract]
Related-Parties Transactions
19.	RELATED-PARTIES TRANSACTIONS
The Group had the following significant balances and transactions with major related parties:

(a)	Amount due from/to related parties:

			Amounts due from related parties, current As of May 31,		Amounts due to related parties, current As of May 31,
	Notes	Relationship	2024	2025	2024	2025
			US$	US$	US$	US$
Metropolis Holding China Limited (“Metropolis”)	(1)	Company controlled by Mr. Yu	1,399	3,273	313	403
Beijing Edutainment World Education Technology Co., Ltd (“Edutainment World”)	(2)	Long-term investee	2,944	3,070	238	—
Others			60	224	—	2

Total			4,403	6,567	551	405

			Amounts due from related parties, non-current As of May 31,
	Notes	Relationship	2024	2025
			US$	US$
Metropolis	(1)	Company controlled by Mr. Yu	3,130	1,908
Thaiwoo Management	(3)	Equity method investee	—	6,390
Others			4,143	4,166

Total			7,273	12,464

(b)	Transactions:

			Rental expenses For the years ended May 31,
			2023	2024	2025
			US$	US$	US$
Metropolis	(1)	Company controlled by Mr. Yu	8,387	10,896	13,160

			Revenues For the years ended May 31,
			2023	2024	2025
			US$	US$	US$
Edutainment World	(2)	Long-term investee	2,098	251	—
Metropolis	(1)	Company controlled by Mr. Yu	—	—	185

Total			2,098	251	185

			Loans provided to related parties For the years ended May 31,
			2023	2024	2025
			US$	US$	US$
Thaiwoo Management	(3)	Equity method investee	—	—	6,371
Others			2,387	1,388	—

Total			2,387	1,388	6,371

			Cost For the years ended May 31,
			2023	2024	2025
			US$	US$	US$
Beijing Dongfang Heli Investment and Development Ltd (“Dongfang Heli”)		Equity method investee	513	—	—
Edutainment World	(2)	Long-term investee	1,253	48	5
Others			—	—	35

Total			1,766	48	40

(1)
As of May 31, 2024 and 2025, the current amounts due from Metropolis, which is an entity acquired by a company wholly-owned by Mr. Yu, the chairman of the Company, were US$1,399 and US$3,273, respectively and the non-current
amounts due from Metropolis were US$3,130 and US$ 1,908, respectively. Those represented prepaid rent related to a short-term lease and deposit for the building. As of May 31, 2024 and 2025, the right-of-use
assets related to the leases rented from Metropolis were US$11,696 and US$17,350, respectively, and the relevant lease liabilities were US$11,637 and US$17,193, respectively.

(2)
Although the Group can exercise significant influence over Edutainment World, the preferred shares with substantive liquidation rights are not deemed in substance common shares. Accordingly, the Group’s investment in preferred shares was accounted for as investment without readily determinable fair values in accordance with ASC 321. For the years ended May 31, 2024 and 2025, the Group provided services to Edutainment World, from which the unpaid balance was US$2,944 and US$3,070 as of May 31, 2024 and 2025, respectively.

(3)	For the year ended May 31, 2025, the Group provided the loans in aggregate of US$6,371 to Thaiwoo Man agem ent, an equity method investee of the Group.